Agreements and Transactions with Affiliates - Transactions with Affiliates (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Damage reimburse payment	$ 17